Shareholder Report, Average Annual Return (Details) 194408_Horizon Kinetics SPAC Active ETF_TF_TSR Annual {TF}	12 Months Ended	35 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Horizon Kinetics SPAC Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics SPAC Active ETF NAV
Average Annual Return, Percent	8.85%	6.08%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	21.17%
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month US Treasury Bill Total Return Index
Average Annual Return, Percent	4.28%	4.94%